Leases - Additional Information (Details) ft² in Thousands, $ in Millions		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 01, 2012 ft²
Operating lease costs | $		$ 3.3	$ 3.2	$ 3.1
Area of Land					49,375
Seattle [Member]
Lessee, Operating Lease, Renewal Term	61 months
Lessee Operating Lease Expired Term	2024-10
Gangnamgu [Member]
Area of Land		31,636
Lessee Operating Sub Lease Expired Term		2023-09